EARNINGS (LOSS) PER SHARE (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Earnings per share
Basic net earnings (loss) attributable to common shareholders | $		$ 718.6	$ (23.6)
Diluted net earnings (loss) attributable to common shareholders | $		$ 718.6	$ (23.6)
Basic weighted average shares outstanding		1,252,316	1,249,495
Weighted average shares dilution adjustments:
Stock options		1,679
Restricted shares		3,181
Restricted performance shares		5,168
Diluted weighted average shares outstanding		1,262,344	1,249,495
Share options
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)		3,870	8,819
Weighted average share price | (per share)	$ 6.20	$ 3.97	$ 3.44
Restricted share units
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)			2,777
Restricted performance share units
Weighted average shares dilution adjustments - exclusions:
Antidilutive securities excluded from computation of earnings per share (in shares)			4,708